Related Party Transactions - Summary of Balances with Related Parties (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of balances between related parties [line items]
Trade and notes receivables	¥ 642	¥ 334
Trade and bills payables	1,270	1,661
Amounts due from related parties	768	776
Other payables and accruals	398	383
Long-term borrowings (included in borrowings) CEA Holding	30,745	26,604
China Eastern Air Catering Investment Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and notes receivables		1
Trade and bills payables	266	390
Amounts due from related parties	36	6
Eastern Aviation Import & Export Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	363	421
Amounts due from related parties	158	272
Other payables and accruals	37	5
Shanghai Technologies Aerospace Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	95	104
Amounts due from related parties	6	7
Eastern Aviation Advertising Service Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	1	28
CEA Development Co., Ltd. and its subsidiaries [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	96	76
Amounts due from related parties	11	7
Other payables and accruals	1	1
China Eastern Air Holding Company [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	¥ 228	0
Other payables and accruals		111
Long-term borrowings (included in borrowings) CEA Holding	3.86%
Long-term borrowings (included in borrowings) CEA Holding	¥ 828
CASC [member]
Disclosure of balances between related parties [line items]
Trade and notes receivables		23
Trade and bills payables	27	17
Amounts due from related parties	13	13
Other payables and accruals	2	2
TravelSky [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	49	7
Shanghai Eastern Airlines Tour [Member]
Disclosure of balances between related parties [line items]
Trade and bills payables	1	3
Beijing Aviation Property [Member]
Disclosure of balances between related parties [line items]
Trade and bills payables		101
Others [member]
Disclosure of balances between related parties [line items]
Trade and notes receivables	4	5
Trade and bills payables	13	7
Amounts due from related parties	22	21
Other payables and accruals	7	8
Shanghai Collins Aviation Maintenance Service Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	9	7
China Eastern Air Holding Company [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	28	¥ 18
Other payables and accruals	99
Long-term borrowings (included in borrowings) CEA Holding		3.86%
Long-term borrowings (included in borrowings) CEA Holding		¥ 828
Shanghai Hute Aviation Technology Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	32	13
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	213	465
Shanghai Eastern Union Aviation Wheels & Brakes Maintenance Services Overhaul Engineering Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	14	17
Travelsky technology limited [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	7	22
Shanghai Eastern Airlines Investment Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Other payables and accruals	61	86
CES International Financial Leasing Corporation Limited [member]
Disclosure of balances between related parties [line items]
Other payables and accruals	189	166
Obligations under finance leases	¥ 42,168	¥ 42,848
Eastern Air Group Finance Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Short-term deposits (included in cash and cash equivalents) Eastern Air Finance Company	0.35%	0.35%
Short-term deposits (included in cash and cash equivalents) Eastern Air Finance Company	¥ 5,474	¥ 1,122
CAE Melbourne [member]
Disclosure of balances between related parties [line items]
Percentage of loan to joint venture	3.74%	3.74%
Loan to joint venture CAE Melbourne	¥ 11	¥ 15
Juneyao Air [Member]
Disclosure of balances between related parties [line items]
Trade and notes receivables	8	10
Amounts due from related parties	4	10
Eastern Logistics [member]
Disclosure of balances between related parties [line items]
Trade and notes receivables	630	295
XIESA [Member]
Disclosure of balances between related parties [line items]
Trade and bills payables	32
Other payables and accruals		2
Eastern Air Finance Company [Member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	240	405
Other payables and accruals	¥ 2	¥ 2
Short-term deposits (included in cash and cash equivalents) Eastern Air Finance Company	2.80%
Short-term deposits (included in cash and cash equivalents) Eastern Air Finance Company	¥ 4,000
Eastern Investment [Member]
Disclosure of balances between related parties [line items]
Trade and bills payables	¥ 74